ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2023
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of principal subsidiaries and VIEs

As of December 31, 2023, details of the Company’s principal subsidiaries and VIEs were as follows:

			Percentage of
	Place of	Date of	beneficial	Principal
	incorporation	incorporation	ownership	activities
Subsidiaries:
Viomi HK	Hong Kong	January 30, 2015	100%	Investment holding
Lequan	PRC	May 15, 2015	100%	Investment holding
Codream HK	Hong Kong	August 20, 2019	100%	Investment holding
Yunmi Hulian	PRC	December 9, 2019	100%	Investment holding
Zhumeng Hulian	PRC	October 14, 2020	100%	Investment holding
Guangdong Lizi	PRC	July 26, 2018	100%	Home appliance development and sales
Guangzhou interconnect Technology Co., Ltd.	PRC	December 7, 2020	100%	Home appliance development and sales
VIEs:
Foshan Viomi	PRC	May 6, 2014	100%	Home appliance development and sales
Beijing Viomi	PRC	January 12, 2015	100%	No substantial business
Subsidiaries of Foshan Viomi:
Guangdong AI Touch Technology Co., Ltd. (“AI Touch”)	PRC	January 30, 2019	VIE’s subsidiary	Home appliance development and sales
Foshan Xiaoxian Hulian Electric Appliances Technology Co., Ltd. (“Foshan Xiaoxian”)	PRC	October 12, 2016	VIE’s subsidiary	Home appliance development and sales

Schedule of financial statement amounts and balances of VIEs

	As of December 31,
	2022	2023
	RMB	RMB
Cash and cash equivalents	335,476	285,338
Short-term investments	189,275	51,864
Accounts receivable from third parties (net of allowance of RMB72,193 and RMB63,779 as of December 31, 2022 and 2023, respectively)	150,686	189,983
Accounts receivable from a related party (net of allowance of RMB272 and RMB320 as of December 31, 2022 and 2023, respectively)	360,497	319,842
Amounts due from Group companies	707,458	725,171
Inventories	281,649	248,614
Other assets	427,598	503,423
Total assets	2,452,639	2,324,235
Accounts and notes payable	377,839	348,876
Amounts due to Group companies	1,043,056	1,002,435
Accrued expenses and other liabilities	231,325	165,379
Other liabilities	119,311	236,979
Total liabilities	1,771,531	1,753,669

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Revenue from Group companies (1)	131,379	220,607	114,889
Revenue from a related party and third parties	4,859,414	2,805,557	2,123,580

Cost from Group companies	1,291,468	49,359	144,897
Cost from a related party and third parties	2,870,809	2,355,718	1,688,405

Net loss	(60,908)	(237,517)	(81,057)

Net cash used in operating activities with Group companies	(794,936)	(958,297)	(597,354)
Net cash provided by operating activities with third parities	1,248,860	537,068	632,235
Net cash (used in) provided by investing activities with Group companies	(83,325)	7,280	16,866
Net cash (used in) provided by investing activities with third parties	(233,934)	461,320	(82,035)
Net cash used in financing activities with Group	(156,406)	(60,361)	(44,574)
Net cash provided by financing activities with third parties	—	—	100,000